THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III Product Suite
American Legacy® Design, American Legacy® Series, American Legacy® Signature
American Legacy® Fusion, American Legacy® Advisory
American Legacy Shareholder’s Advantage®
American Legacy Shareholder’s Advantage® A Class
American Legacy® Target Date Income B Share, American Legacy® Target Date Income Advisory

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite
Lincoln ChoicePlus AssuranceSM Product Suite
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Fusion
Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Signature, Lincoln ChoicePlusSM Select B-Share
Lincoln InvestmentSolutionsSM Product Suite, Lincoln Core IncomeSM
Lincoln Investor Advantage® Product Suite

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III Product Suite, American Legacy® Design
American Legacy® Series, American Legacy® Signature
American Legacy® Fusion, American Legacy® Advisory
American Legacy Shareholder’s Advantage®
American Legacy Shareholder’s Advantage® A Class
American Legacy® Target Date Income B Share, American Legacy® Target Date Income Advisory

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite
Lincoln ChoicePlus AssuranceSM Product Suite
Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Design, Lincoln ChoicePlusSM Fusion
Lincoln ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM
Lincoln Investor Advantage® Product Suite, Lincoln Core IncomeSM

Prospectus Supplement dated August 8, 2024 to the Prospectus dated May 1, 2024

This supplement discusses changes to your prospectus. All other provisions in your prospectus remain unchanged. Please retain this supplement for future reference.
Purchase Payments - Beginning September 16, 2024, the following rules will apply to maximum Purchase Payments:
Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same Contractowner, joint owner, and/or Annuitant.
Distribution of the Contracts – As of May 6, 2024, Lincoln Financial Group and Osaic, Inc. entered into an agreement whereby Osaic acquired Lincoln Financial Advisors Corporation and Lincoln Financial Securities Corporation (collectively “LFN”). All references to LFN in your prospectus, including the paragraph titled “Compensation Paid to LFN”, may be disregarded.